Employee Compensation and Benefits (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Retirement Benefits [Abstract]
Service costs	$ 544	$ 449
Interest costs	158	98
Amortization of net actuarial loss	72	85
Net defined benefit plan costs	$ 774	$ 632